Segment Reporting (Details 2) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	$ 6,597,553	$ 13,356,894
Supplier A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	2,008,270	2,946,004
Supplier B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	2,271,651	2,343,887
Supplier C [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	1,324,115
Other suppliers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	$ 993,517	$ 8,067,003